FINANCIAL INSTRUMENTS - Summary of Current Credit Risk Assessment Policies (Details) - Performing - 12 months expected credit loss - Credit risk	Dec. 31, 2025
Minimum
Disclosure of detailed information about financial instruments [line items]
Expected Credit Loss Ratio	0.00%
Maximum
Disclosure of detailed information about financial instruments [line items]
Expected Credit Loss Ratio	0.10%